UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2017

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited)	September 30, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 3.6%
Adient PLC	23,000	$1,931,770
Delphi Automotive PLC	20,000	1,968,000
Goodyear Tire & Rubber Co.	84,000	2,793,000

Total Auto Components		6,692,770

Distributors - 1.1%
Core-Mark Holding Co. Inc.	67,000	2,153,380

Diversified Consumer Services - 1.5%
Service Corporation International	84,000	2,898,000

Household Durables - 1.0%
Whirlpool Corp.	10,000	1,844,400

Leisure Products - 1.6%
Hasbro Inc.	30,000	2,930,100

Media - 3.0%
Live Nation Entertainment Inc.	81,000	3,527,550	*
Sinclair Broadcast Group Inc., Class A Shares	68,000	2,179,400

Total Media		5,706,950

Specialty Retail - 3.2%
Foot Locker Inc.	58,000	2,042,760
Ross Stores Inc.	40,000	2,582,800
Signet Jewelers Ltd.	22,000	1,464,100

Total Specialty Retail		6,089,660

Textiles, Apparel & Luxury Goods - 1.8%
Hanesbrands Inc.	136,000	3,351,040

TOTAL CONSUMER DISCRETIONARY		31,666,300

CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 2.4%
Casey’s General Stores Inc.	25,000	2,736,250
US Foods Holding Corp.	65,000	1,735,500	*

Total Food & Staples Retailing		4,471,750

Food Products - 2.1%
Blue Buffalo Pet Products Inc.	140,000	3,969,000	*

TOTAL CONSUMER STAPLES		8,440,750

ENERGY - 3.6%
Energy Equipment & Services - 1.2%
Core Laboratories NV	23,000	2,270,100

Oil, Gas & Consumable Fuels - 2.4%
Newfield Exploration Co.	62,000	1,839,540	*
Parsley Energy Inc., Class A Shares	100,000	2,634,000	*

Total Oil, Gas & Consumable Fuels		4,473,540

TOTAL ENERGY		6,743,640

FINANCIALS - 16.6%
Banks - 4.8%
First Republic Bank	29,000	3,029,340
Signature Bank	25,000	3,201,000	*
Western Alliance Bancorp	54,000	2,866,320	*

Total Banks		9,096,660

Capital Markets - 3.5%
Affiliated Managers Group Inc.	18,000	3,416,940
Lazard Ltd., Class A Shares	69,000	3,120,180

Total Capital Markets		6,537,120

Consumer Finance - 1.5%
Synchrony Financial	93,000	2,887,650

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	SHARES	VALUE
Insurance - 4.9%
Arch Capital Group Ltd.	34,000	$3,349,000	*
Hartford Financial Services Group Inc.	69,000	3,824,670
Progressive Corp.	41,000	1,985,220

Total Insurance		9,158,890

Mortgage Real Estate Investment (REITs) - 1.9%
Starwood Property Trust Inc.	163,000	3,540,360

TOTAL FINANCIALS		31,220,680

HEALTH CARE - 11.7%
Biotechnology - 4.8%
Alexion Pharmaceuticals Inc.	23,000	3,226,670	*
BioMarin Pharmaceutical Inc.	37,000	3,443,590	*
Vertex Pharmaceuticals Inc.	16,000	2,432,640	*

Total Biotechnology		9,102,900

Health Care Equipment & Supplies - 2.6%
Dentsply Sirona Inc.	50,000	2,990,500
Varian Medical Systems Inc.	18,000	1,801,080	*

Total Health Care Equipment & Supplies		4,791,580

Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	41,000	3,392,750
Premier Inc., Class A Shares	87,000	2,833,590	*

Total Health Care Providers & Services		6,226,340

Life Sciences Tools & Services - 1.0%
ICON PLC	17,000	1,935,960	*

TOTAL HEALTH CARE		22,056,780

INDUSTRIALS - 11.6%
Aerospace & Defense - 1.8%
Teledyne Technologies Inc.	21,000	3,342,780	*

Airlines - 1.8%
Alaska Air Group Inc.	44,000	3,355,880

Building Products - 1.0%
Masonite International Corp.	27,000	1,868,400	*

Electrical Equipment - 4.5%
Acuity Brands Inc.	14,000	2,397,920
AMETEK Inc.	49,000	3,235,960
Rockwell Automation Inc.	16,000	2,851,360

Total Electrical Equipment		8,485,240

Machinery - 1.0%
Ingersoll-Rand PLC	20,000	1,783,400

Trading Companies & Distributors - 1.5%
Air Lease Corp.	68,000	2,898,160

TOTAL INDUSTRIALS		21,733,860

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 2.7%
Harris Corp.	21,000	2,765,280
Palo Alto Networks Inc.	16,000	2,305,600	*

Total Communications Equipment		5,070,880

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 4.3%
CDW Corp.	66,000	$4,356,000
IPG Photonics Corp.	20,000	3,701,200	*

Total Electronic Equipment, Instruments & Components		8,057,200

IT Services - 2.6%
Alliance Data Systems Corp.	8,000	1,772,400
Amdocs Ltd.	49,000	3,151,680

Total IT Services		4,924,080

Semiconductors & Semiconductor Equipment - 1.6%
Xilinx Inc.	43,000	3,045,690

Software - 4.9%
Aspen Technology Inc.	47,000	2,952,070	*
Autodesk Inc.	26,000	2,918,760	*
Check Point Software Technologies Ltd.	29,000	3,306,580	*

Total Software		9,177,410

Technology Hardware, Storage & Peripherals - 1.6%
Electronics for Imaging Inc.	71,000	3,030,280	*

TOTAL INFORMATION TECHNOLOGY		33,305,540

MATERIALS - 5.7%
Chemicals - 1.4%
Methanex Corp.	52,000	2,615,600

Containers & Packaging - 4.3%
Ardagh Group SA	112,000	2,397,920
Berry Global Group Inc.	57,000	3,229,050	*
Crown Holdings Inc.	41,000	2,448,520	*

Total Containers & Packaging		8,075,490

TOTAL MATERIALS		10,691,090

REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 4.7%
Alexandria Real Estate Equities Inc.	32,000	3,807,040
JBG SMITH Properties	16,000	547,360	*
Liberty Property Trust	49,000	2,011,940
Vornado Realty Trust	33,000	2,537,040

Total Equity Real Estate Investment Trusts (REITs)		8,903,380

Real Estate Management & Development - 1.1%
Jones Lang LaSalle Inc.	17,000	2,099,500

TOTAL REAL ESTATE		11,002,880

UTILITIES - 4.2%
Electric Utilities - 2.7%
Eversource Energy	53,000	3,203,320
Portland General Electric Co.	41,000	1,871,240

Total Electric Utilities		5,074,560

Multi-Utilities - 1.5%
Ameren Corp.	48,000	2,776,320

TOTAL UTILITIES		7,850,880

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $137,838,779)		184,712,400

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $3,592,459)	0.925%	3,592,459	$3,592,459

TOTAL INVESTMENTS - 100.1% (Cost - $141,431,238)			188,304,859
Liabilities in Excess of Other Assets - (0.1)%			(253,347)

TOTAL NET ASSETS - 100.0%			$188,051,512

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Mid Cap Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$184,712,400	—	—	$184,712,400

Short-Term Investments†	3,592,459	—	—	3,592,459

Total Investments	$188,304,859	—	—	$188,304,859

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 22, 2017